Other income	12 Months Ended
Mar. 31, 2024
Other Income Expense [Abstract]
Other income
29.
Other income

	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Government grant
- generation based incentive	2,029	1,990	1,911	23
- viability gap funding	32	11	11	0
Compensation for loss of revenue	1,461	806	221	3
Gain on sale of property, plant and equipment	10	5	1	0
Insurance claim	265	470	758	9
Gain on derivative instruments designated as cash flow hedge (net)	29	—	—	—
Gain on disposal of subsidiaries (net) (refer Note 35)	214	—	3,659	44
Excess provisions written back	611	707	89	1
Commission on financial guarantee contracts (refer Note 41(a))	78	—	—	—
Miscellaneous income	389	478	569	7
Fair value change of mutual fund (including realised gain)	21	114	90	1
Total	5,139	4,581	7,309	88